Income and expenses - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income and expenses
Trade receivables, included in 'trade and other receivables'	€ 53,718	€ 53,505	€ 51,443
Contract assets / Contracts in progress	590	637	643
Contract liabilities / deferred income / Advances Received on contracts	€ 51,792	€ 50,390	€ 50,065